Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Large Cap Growth Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.93%
Empower Large Cap Growth Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
Empower Large Cap Growth Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
Empower Large Cap Growth Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Large Cap Growth Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Empower Large Cap Growth Fund - Institutional Class | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.91%
Empower Large Cap Growth Fund - Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Large Cap Growth Fund - Institutional Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Empower Large Cap Growth Fund - Institutional Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower Large Cap Growth Fund - Institutional Class | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
Empower Large Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.43%
Empower Large Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.82%
Empower Large Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.38%
Empower Large Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.69%
Empower Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.44%
Empower Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
Empower Large Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Large Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
Empower Large Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Empower Large Cap Growth Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.93%
Empower Large Cap Growth Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
Empower Large Cap Growth Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
Empower Large Cap Growth Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Large Cap Growth Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Empower Large Cap Growth Fund - Investor Class | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.91%
Empower Large Cap Growth Fund - Investor Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Large Cap Growth Fund - Investor Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Empower Large Cap Growth Fund - Investor Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower Large Cap Growth Fund - Investor Class | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
Empower Large Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.43%
Empower Large Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.82%
Empower Large Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.38%
Empower Large Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.69%
Empower Large Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.44%
Empower Large Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
Empower Large Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Large Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
Empower Large Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Empower Large Cap Value Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower Large Cap Value Fund - Institutional Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Large Cap Value Fund - Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.31%
Empower Large Cap Value Fund - Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower Large Cap Value Fund - Institutional Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Large Cap Value Fund - Institutional Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower Large Cap Value Fund - Institutional Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Large Cap Value Fund - Institutional Class | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Large Cap Value Fund - Institutional Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Large Cap Value Fund - Institutional Class | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.38%
Empower Large Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Empower Large Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
Empower Large Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Empower Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.32%
Empower Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.75%
Empower Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Large Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Large Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Large Cap Value Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower Large Cap Value Fund - Investor Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Large Cap Value Fund - Investor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.31%
Empower Large Cap Value Fund - Investor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower Large Cap Value Fund - Investor Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Large Cap Value Fund - Investor Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower Large Cap Value Fund - Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Large Cap Value Fund - Investor Class | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Large Cap Value Fund - Investor Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Large Cap Value Fund - Investor Class | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.38%
Empower Large Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Empower Large Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
Empower Large Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Empower Large Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.32%
Empower Large Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.75%
Empower Large Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Large Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Large Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower Large Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Large Cap Value Fund - Investor II | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower Large Cap Value Fund - Investor II | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Large Cap Value Fund - Investor II | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.31%
Empower Large Cap Value Fund - Investor II | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower Large Cap Value Fund - Investor II | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Large Cap Value Fund - Investor II | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower Large Cap Value Fund - Investor II | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Large Cap Value Fund - Investor II | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Large Cap Value Fund - Investor II | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Large Cap Value Fund - Investor II | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Investor II | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.38%
Empower Large Cap Value Fund - Investor II | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Empower Large Cap Value Fund - Investor II | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
Empower Large Cap Value Fund - Investor II | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Empower Large Cap Value Fund - Investor II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.32%
Empower Large Cap Value Fund - Investor II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.75%
Empower Large Cap Value Fund - Investor II | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Large Cap Value Fund - Investor II | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Large Cap Value Fund - Investor II | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower Large Cap Value Fund - Investor II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower S&P 500® Index Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.23%
Empower S&P 500® Index Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower S&P 500® Index Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
Empower S&P 500® Index Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.54%
Empower S&P 500® Index Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower S&P 500® Index Fund - Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
Empower S&P 500® Index Fund - Institutional Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower S&P 500® Index Fund - Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower S&P 500® Index Fund - Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Empower S&P 500® Index Fund - Institutional Class | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower S&P 500® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.13%
Empower S&P 500® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.41%
Empower S&P 500® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Empower S&P 500® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower S&P 500® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.35%
Empower S&P 500® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.08%
Empower S&P 500® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower S&P 500® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Empower S&P 500® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
Empower S&P 500® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Empower S&P 500® Index Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%
Empower S&P 500® Index Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.23%
Empower S&P 500® Index Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower S&P 500® Index Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
Empower S&P 500® Index Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.54%
Empower S&P 500® Index Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower S&P 500® Index Fund - Investor Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
Empower S&P 500® Index Fund - Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower S&P 500® Index Fund - Investor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower S&P 500® Index Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Empower S&P 500® Index Fund - Investor Class | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower S&P 500® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.13%
Empower S&P 500® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.41%
Empower S&P 500® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Empower S&P 500® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower S&P 500® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.35%
Empower S&P 500® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.08%
Empower S&P 500® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower S&P 500® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Empower S&P 500® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
Empower S&P 500® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Empower S&P 500® Index Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%